Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Other Long-term Liabilities
Deferred revenue	$ 2,326	$ 4,654
Employee benefit obligation	747	695
Other long-term liabilities	$ 3,073	$ 5,349